CONCENTRATIONS AND RISKS - Foreign currency exchange rate risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONCENTRATIONS AND RISKS
Depreciation of the RMB against the US$	1.00%	2.00%	9.00%